Leases - Supplemental Information (Details) $ in Thousands	6 Months Ended
Dec. 31, 2020 USD ($)
Operating Leases
Operating cash flows from leases	$ 2,705
Right-of-use assets obtained in exchange for new lease liabilities	1,495
Finance leases
Operating cash flows from leases	5
Financing cash flows from leases	129
Right-of-use assets obtained in exchange for new lease liabilities	0
Operating cash flows from leases	2,710
Financing cash flows from leases	129
Right-of-use assets obtained in exchange for new lease liabilities	$ 1,495
Weighted-average remaining lease term (in years)
Operating lease	7 years 3 months 21 days
Finance lease	1 year 14 days
Weighted-average discount rate
Operating lease	9.64%
Finance lease	4.63%